STATEMENT OF ADDITIONAL INFORMATION

Madison Funds®
550 Science Drive
Madison, Wisconsin 53711

Supplement dated November 10, 2022

This Supplement amends the Statement of Additional Information (SAI) of the Madison Funds
dated February 28, 2022, as supplemented on April 29, 2022.

All Funds

Effective as of the date hereof, Ms. Carrie J. Thome resigned from the Board of Trustees of the Trust. Accordingly, all references to Ms. Thome contained in this Statement of Additional Information (“SAI”) are hereby removed.

MF-SAI SUP (1122)